UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management International (Japan) Ltd.
Address: 10 IDS Tower
         Minneapolis, MN  55402

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             April 10, 2000
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          12
Form 13F Information Table Entry Total:     27
Form 13F Information Table Value Total:     $2518 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2069             IDS Advisory Group, Inc.
04   28-1151             American Express Trust Company
05   28-140              IDS Certificate Company
06                       IDS Life Insurance Company
07                       IDS Life Insurance Company of New York
08                       American Partners Life Insurance Company
09                       American Centurion Life Assurance Company
10                       American Enterprise Life Insurance Company
11   28-6560             American Express Asset Management Limited
12   28-6558             American Express Asset Management Internaional




                               Title                    Market
                                 of       Cusip          Value                  INVSTMT     Other        Voting Authroity
    Name of Issuer             Class     Number         (000)     Shares        DSCRETN    Managers    sole   shared    none


AMERICA ONLINE                  COM    02364J-10-4        47       700          DEFINED    01,02,03      0        700     0
AMERICAN INTL GROUP             COM    026874-10-7       109     1,000          DEFINED    01,02,03      0      1,000     0
AT&T                            COM    001957-10-9        93     1,650          DEFINED    01,02,03      0      1,650     0
ATMEL CORP                      COM    0495131-10-4       90     1,750          DEFINED    01,02,03      0      1,750     0
CISCO SYSTEMS                   COM    17275R-10-2       101     1,300          DEFINED    01,02,03      0      1,300     0
CITIGROUP INC                   COM    172967-10-1        53       900          DEFINED    01,02,03      0        900     0
COLGATE - PALMOLIVE CO          COM    194162-10-3       113     2,000          DEFINED    01,02,03      0      2,000     0
CORNING INC                     COM    219350-10-5        49       250          DEFINED    01,02,03      0        250     0
CROWN CASTLE                    COM    228227-10-4        80     2,100          DEFINED    01,02,03      0      2,100     0
DUPONT (E.I.) DE NEMOURS        COM    263534-10-9        95     1,800          DEFINED    01,02,03      0      1,800     0
ELECTRONIC DATA SYSTEMS         COM    285661-10-4       138     2,150          DEFINED    01,02,03      0      2,150     0
EMC CORPORATION                 COM    268648-10-2        38       300          DEFINED    01,02,03      0        300     0
FED.NAT.MORTGAGE                COM    313586-10-9       141     2,500          DEFINED    01,02,03      0      2,500     0
GENERAL ELECTRIC                COM    369604-10-3       109       700          DEFINED    01,02,03      0        700     0
GOLDMAN SACHS GROUP             COM    38141G-10-4        44       420          DEFINED    01,02,03      0        420     0
INTEL CORP                      COM    458140-10-0        99       750          DEFINED    01,02,03      0        750     0
MCI WORLDCOM                    COM    55268B-10-6        91     2,000          DEFINED    01,02,03      0      2,000     0
MICRON TECHNOLOGY INC           COM    595112-10-3        97       770          DEFINED    01,02,03      0        770     0
MICROSOFT CORPORATION           COM    594918-10-4       146     1,370          DEFINED    01,02,03      0      1,370     0
NATIONAL SEMICONDUCTOR          COM    637640-10-3        85     1,400          DEFINED    01,02,03      0      1,400     0
ORACLE                          COM    68389X-10-5       133     1,700          DEFINED    01,02,03      0      1,700     0
PFIZER INC                      COM    717081-10-3       143     3,900          DEFINED    01,02,03      0      3,900     0
SBC COMMUNICATIONS              COM    78387G-10-3        88     2,100          DEFINED    01,02,03      0      2,100     0
SCHERING PLOUGH                 COM    806605-10-1        92     2,500          DEFINED    01,02,03      0      2,500     0
SUN MICROSYSTEMS                COM    866810-10-4        47       500          DEFINED    01,02,03      0        500     0
TEXACO                          COM    881694-10-3        97     1,800          DEFINED    01,02,03      0      1,800     0
WAL-MART STORES INC             COM    931142-10-3       100     1,800          DEFINED    01,02,03      0      1,800     0


